PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:       PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2013

Cost:
Computers and peripheral equipment	$8,600	$12,190
Office furniture and equipment	2,909	4,183
Leasehold improvements	1,581	2,959

	13,090	19,332
Accumulated depreciation:
Computers and peripheral equipment	7,279	9,964
Office furniture and equipment	2,261	2,609
Leasehold improvements	1,307	1,496

	10,847	14,069

Depreciated cost	$2,243	$5,263

Depreciation expense totaled $  755, $ 903 and $ 1,260 for the years 2011, 2012 and 2013, respectively